As filed with the Securities and Exchange Commission on May 18, 2020

Securities Act File No. 002-74452

Investment Company Act File No. 811-03290

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 109

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 110

(Check appropriate box or boxes)

__________________

BLACKROCK VARIABLE SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Variable Series Funds, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund:
John A. MacKinnon, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019	New York, New York 10055
__________________

It is proposed that this filing will become effective (check appropriate box)

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value, $0.10 per share.

BlackRock Cayman Global Allocation V.I. Fund I, Ltd. has also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the

Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 18, 2020.

BLACKROCK VARIABLE SERIES FUNDS, INC. (REGISTRANT)

ON BEHALF OF

BLACKROCK 60/40 TARGET ALLOCATION ETF V.I. FUND,

BLACKROCK ADVANTAGE LARGE CAP CORE V.I. FUND,

BLACKROCK ADVANTAGE LARGE CAP VALUE V.I. FUND,

BLACKROCK ADVANTAGE U.S. TOTAL MARKET V.I. FUND,

BLACKROCK BASIC VALUE V.I. FUND,

BLACKROCK CAPITAL APPRECIATION V.I. FUND,

BLACKROCK EQUITY DIVIDEND V.I. FUND,

BLACKROCK GLOBAL ALLOCATION V.I. FUND,

BLACKROCK GOVERNMENT MONEY MARKET V.I. FUND,

BLACKROCK INTERNATIONAL INDEX V.I. FUND,

BLACKROCK INTERNATIONAL V.I. FUND,

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND,

BLACKROCK MANAGED VOLATILITY V.I. FUND,

BLACKROCK S&P 500 INDEX V.I. FUND AND

BLACKROCK SMALL CAP INDEX V.I. FUND

By: /S/ JOHN M. PERLOWSKI

(John M. Perlowski,

President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/S/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer	May 18, 2020
(John M. Perlowski)	(Principal Executive Officer)
/S/ NEAL J. ANDREWS	Chief Financial Officer	May 18, 2020
(Principal Financial and Accounting Officer)
(Neal J. Andrews)
BRUCE R. BOND*	Director

(Bruce R. Bond)
SUSAN J. CARTER*	Director
(Susan J. Carter)
COLLETTE CHILTON*	Director

(Collette Chilton)
NEIL A. COTTY*	Director
(Neil A. Cotty)

	LENA G. GOLDBERG*	Director
(Lena G. Goldberg)
	HENRY R. KEIZER*	Director

(Henry R. Keizer)
	CYNTHIA A. MONTGOMERY*	Director

(Cynthia A. Montgomery)
	DONALD C. OPATRNY*	Director
(Donald C. Opatrny)
	JOSEPH P. PLATT*	Director

(Joseph P. Platt)
	MARK STALNECKER*	Director

(Mark Stalnecker)
	KENNETH L. URISH*	Director
(Kenneth L. Urish)
	CLAIRE A. WALTON*	Director

(Claire A. Walton)
	ROBERT FAIRBAIRN*	Director

(Robert Fairbairn)
*BY:	/S/ JANEY AHN	May 18, 2020

(Janey Ahn, Attorney-in-Fact)

SIGNATURES

BlackRock Cayman Global Allocation V.I. Fund I, Ltd. has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Variable Series Funds, Inc., on behalf of BlackRock Global Allocation V.I. Fund, with respect only to information that specifically relates to BlackRock Cayman Global Allocation V.I. Fund I, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 18, 2020.

BLACKROCK CAYMAN GLOBAL ALLOCATION V.I. FUND I, LTD.

By: /S/ JOHN M. PERLOWSKI

(John M. Perlowski,

Director)

This Post-Effective Amendment to the Registration Statement of BlackRock Variable Series Funds, Inc., on behalf of BlackRock Global Allocation V.I. Fund, with respect only to information that specifically relates to BlackRock Cayman Global Allocation V.I. Fund I, Ltd., has been signed below by the following persons in the capacities on the dates indicated.

Signature	Title	Date
/S/ JOHN M. PERLOWSKI	Director, BlackRock Cayman Global Allocation V.I.	May 18, 2020
Fund I, Ltd.
(John M. Perlowski)
/S/ NEAL J. ANDREWS	Director, BlackRock Cayman Global Allocation V.I.	May 18, 2020
(Neal J. Andrews)	Fund I, Ltd.

EXHIBIT INDEX
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase